Group Information - Summary Of Transactions And Balances With Related Parties (Directors And Senior Management) (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Total	€ 15,956	€ 3,907	€ 2,020
Remuneration of Directors and Key Management [Member]
Disclosure of transactions between related parties [line items]
Short-term benefits	1,908	2,151	681
Termination benefits	206
Share-based payment plan expenses	€ 13,842	€ 1,756	€ 1,339